Income Taxes (Details Narrative) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Country Of Canada [Member]
Oil and Gas, Proved Reserve, Quantity [Line Items]
Operating loss carryforwards	$ 29,055,033	$ 27,592,166
Country Of Mexico [Member]
Oil and Gas, Proved Reserve, Quantity [Line Items]
Operating loss carryforwards	$ 985,444	$ 4,588,699